Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Central Index Key	0001584433
Amendment Flag	false
Document Creation Date	Jan. 29, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class A
Prospectus:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-1
Prospectus:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2
Prospectus:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-3
Prospectus:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-4
Prospectus:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5
Prospectus:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-6
Prospectus:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class B
Prospectus:
Trading Symbol	DWGBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class C
Prospectus:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-1
Prospectus:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class F-2
Prospectus:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-A
Prospectus:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-B
Prospectus:
Trading Symbol	CDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-C
Prospectus:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class 529-E
Prospectus:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-2E
Prospectus:
Trading Symbol	RDEGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND SM | Class R-5E
Prospectus:
Trading Symbol	RDWHX